Average Annual Total Returns - Hartford Multifactor Developed Markets ex-US ETF	Hartford Multifactor Developed Markets (ex-US) ETF Return Before Taxes Since Inception	Hartford Multifactor Developed Markets (ex-US) ETF Return Before Taxes 1 Year	Hartford Multifactor Developed Markets (ex-US) ETF Return Before Taxes 5 Years	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions Since Inception	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions 1 Year	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions 5 Years	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Multifactor Developed Markets (ex-US) ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index Since Inception	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index 1 Year	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index 5 Years	MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years
Total	5.00%	(0.22%)	6.49%	4.29%	(0.82%)	5.77%	3.79%	0.42%	4.97%	5.16%	(0.14%)	6.64%	4.97%	7.59%	7.64%